Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended												12 Months Ended
	Nov. 10, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 18, 2009
Stockholders' Equity
Dividend paid (In US$ per share)		$ 0.75	$ 0.75	$ 0.75	$ 0.75		$ 0.8	$ 0.8	$ 0.8		$ 0.75	$ 0.75	$ 0.75
Dividend declared (in US$ per share)						$ 0.85	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 3.25	$ 3.05	$ 3
Dividends, common stock in cash																		$ 62,800	$ 60,700	$ 61,500
Average price of shares issued						$ 80.62				$ 60.63				69.59				$ 80.62	$ 60.63	$ 69.59
Shares repurchased																		661,103	1,131,040	466,955
Value of shares repurchased																		$ 53,890	$ 70,610	$ 28,553
Shares repurchase program authorized amount	$ 200,000															$ 100,000
Stock repurchase program authorized repurchase additional amount	$ 100,000
Shares issued						25,585,985				25,355,962								25,585,985	25,355,962
Shares outstanding						18,987,616				19,418,696								18,987,616	19,418,696
Treasury shares						6,598,369				5,937,266								6,598,369	5,937,266
Common stock, authorized capital stock (in shares)						750,000,000				750,000,000								750,000,000	750,000,000		750,000,000
Authorized capital stock, par value of common stock (in dollars per share)						$ 0.01				$ 0.01				$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)						100,000,000				100,000,000								100,000,000	100,000,000		100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share)						$ 0.01				$ 0.01								$ 0.01	$ 0.01		$ 0.01
Stock issued during period, shares, dividend reinvestment plan																		23	34	143